Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	UTC NORTH AMERICAN FUND, INC.
Central Index Key	0000869273
Amendment Flag	false
Document Creation Date	Apr. 27, 2018
Document Effective Date	Apr. 27, 2018
Prospectus Date	Apr. 27, 2018
UTC NORTH AMERICAN FUND | UTC NORTH AMERICAN FUND
Prospectus:
Trading Symbol	UTCNX